ANNUAL IMPAIRMENT TESTING (Details) - Weighted average cost of capital, measurement input [member]	Dec. 31, 2024
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	9.64%
Country Of Panama [Member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	10.88%
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	12.09%